Simplify High Yield ETF
Schedule of Investments
March 31, 2026 (Unaudited)

Shares Value
U.S. Exchange-Traded Funds – 75.5%
Fixed Income Funds – 25.5%
Simplify Short Term Treasury Futures Strategy ETF(a) ............................. 5,510,000 $ 116,261,000
Money Market ETFs – 50.0%
Simplify Government Money Market ETF(a)(b)(c) ................................. 2,275,744 227,710,945
Total U.S. Exchange-Traded Funds (Cost $343,096,604) ............................... 343,971,945
Principal
U.S. Treasury Bills – 24.8%
U.S. Treasury Bill, 3.67%, 4/23/2026 (d) ........................................ $ 2,500,000 2,494,455
U.S. Treasury Bill, 3.66%, 5/19/2026 (c)(d) ...................................... 19,600,000 19,505,136
U.S. Treasury Bill, 3.68%, 6/23/2026 (c)(d) ...................................... 15,300,000 15,173,892
U.S. Treasury Bill, 3.68%, 7/7/2026 (c)(d) ....................................... 56,260,000 55,713,994
U.S. Treasury Bill, 3.72%, 7/21/2026 (c)(d) ...................................... 20,500,000 20,272,292
Total U.S. Treasury Bills (Cost $113,157,747) ........................................ 113,159,769
Shares
Money Market Fund – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(e)
(Cost $438,325) .......................................................... 438,325 438,325
Total Investments – 100.4%
(Cost $456,692,676) ............................................................ $ 457,570,039
Liabilities in Excess of Other Assets – (0.4)% .......................................... (1,946,603)
Net Assets – 100.0% ............................................................. $ 455,623,436
(a) Affiliated fund managed by Simplify Asset Management Inc.
(b) A copy of the security's annual report to shareholders may be obtained without charge at www.simplify.us.
(c) Securities with an aggregate market value of $127,484,525 have been pledged as collateral for options and swaps as of March 31,
2026.
(d) Represents a zero coupon bond. Rate shown reflects the effective yield.
(e) Rate shown reflects the 7-day yield as of March 31, 2026.

Simplify High Yield ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)

Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Appreciation/
Depreciation
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital
Gain
Distributions
Simplify Bond Bull
ETF $ — $ 1,485,030 $ (1,420,620) $ (64,410) $ — $ — — $ 13,100 $ —
Simplify
Government
Money
Market ETF — 376,129,705 (148,252,844) (140,257) (25,659) 227,710,945 2,275,744 7,769,147 —
Simplify
Intermediate
Term
Treasury
Futures
Strategy ETF 1,416,450 690,109 (2,212,626) 123,938 (17,871) — — 19,008 —
Simplify Short
Term
Treasury
Futures
Strategy ETF — 115,360,000 — — 901,000 116,261,000 5,510,000 166,500 —
$ 1,416,450 $ 493,664,844 $ (151,886,090) $ (80,729) $ 857,470 $ 343,971,945 7,785,744 $ 7,967,755 $ —
At March 31, 2026, centrally cleared credit default swap contracts outstanding were as follows:
Reference
Entity
Maturity
Date
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate
(1)
Counterparty
Notional
Amount
(2)
Fair Value
Premium
(Paid)/
Received
Unrealized
Appreciation/
(Depreciation)
CDX IG CDSI
45 5Y 06/20/2031 Buy
(3)
1.00% MSCS 200,000,000 $ (3,452,185) $ (3,212,308) $ (239,877)
CDX HY CDSI
S45 5Y 06/20/2031 Buy
(3)
5.00% MSCS 34,700,000 (1,662,503) (1,344,625) (317,878)
$ (5,114,688) $ (4,556,933) $ (557,755)
(1) Payments received quarterly.
(2) The maximum amount of future payments (undiscounted) that the Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Simplify High Yield ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)

U.S. Treasury Bills with a market value of $4,858,868 have been pledged as collateral by the broker for total return swaps as of March
31, 2026.
At March 31, 2026, over the counter total return swap contracts outstanding were as follows:
Reference
Obligation/Index
Termination
Date(a)
Financing Rate
Paid (Received) by the
Fund Counterparty Notional Amount
Unrealized
Appreciation/
(Depreciation)(b)
iShares iBoxx $ High Yield
Corporate Bond    ETF* 11/16/2026 2.79% (EFFR - 0.85%)(c) CITI 126,614,777 $ 36,179
iShares iBoxx $ High Yield
Corporate Bond  ETF* 5/15/2026 2.54% (EFFR - 1.10%)(c) MSCS 193,988,934 76,963
iShares iBoxx $ High Yield
Corporate Bond ETF 10/15/2026 2.89% (EFFR - 0.75%)(c) NOM 133,856,883 29,661
TRSUB0001* 11/13/2026 3.94% (EFFR + 0.30%)(c) UBS 100,965,077 (809,594)
TRSUB0005* 11/13/2026 3.59% (EFFR - 0.05%)(c) UBS (82,677,974) (1,501,570)
$ (2,168,361)
* The aggregate market value of the constituents of the swap reference index have been shown below for derivative based indices.
(a) The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b) There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c) Payments made quarterly.
Abbreviations:
CITI : Citigroup, NA
EFFR : Effective Federal Funds Rate
MSCS : Morgan Stanley Capital Services LLC
NOM : Nomura International
UBS : UBS AG
* The following table shows the top 50 positions and related Market Value of the securities within the TRSUB0001 basket.
Shares Market Value % of basket
Common Stocks
Communication Services
Omnicom Group, Inc. ............................................ 13,299 $ 1,001,565 0.99%
TKO Group Holdings, Inc., Class A .................................. 5,182 1,044,966 1.04%
2,046,531
Consumer Discretionary
Lowe's Cos, Inc. ................................................ 4,277 1,010,541 1.00%
Marriott International, Inc., Class A .................................. 3,092 1,011,223 1.01%
Williams-Sonoma, Inc. ........................................... 5,537 1,009,494 1.00%
3,031,258
Consumer Staples
Altria Group, Inc. ................................................ 15,588 1,028,661 1.02%
PepsiCo, Inc., Class A ............................................ 6,658 1,033,921 1.03%
Philip Morris International, Inc. ..................................... 6,118 1,011,622 1.00%
3,074,204
Energy
Halliburton Co. ................................................. 26,309 1,025,780 1.02%
SLB Ltd. ....................................................... 19,850 1,020,097 1.01%
Targa Resources Corp. ........................................... 4,074 1,021,491 1.01%
3,067,368

Simplify High Yield ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)

Shares Market Value % of basket
Common Stocks (continued)
Financials
Amgen, Inc. .................................................... 2,878 $ 1,012,469 1.00%
Arthur J Gallagher & Co. .......................................... 4,636 1,004,019 0.99%
Invesco Ltd. .................................................... 41,811 1,015,590 1.01%
Mastercard, Inc., Class A ......................................... 2,010 1,004,095 1.00%
Moody's Corp. .................................................. 2,340 1,020,858 1.01%
MSCI, Inc., Class A .............................................. 1,865 1,005,165 1.00%
Nasdaq, Inc. ................................................... 11,896 1,009,885 1.00%
S&P Global, Inc. ................................................ 2,438 1,037,106 1.03%
8,109,187
Health Care
AbbVie, Inc. .................................................... 4,886 1,062,679 1.05%
Agilent Technologies, Inc. ......................................... 8,780 1,000,697 0.99%
Cardinal Health, Inc. ............................................. 4,838 1,022,368 1.02%
Cigna Group (The) .............................................. 3,771 1,005,947 1.00%
Johnson & Johnson .............................................. 4,262 1,041,707 1.03%
Merck & Co., Inc. ................................................ 8,616 1,036,403 1.03%
Stryker Corp. ................................................... 3,052 1,002,873 1.00%
7,172,674
Industrials
Emerson Electric Co. ............................................ 7,704 1,009,331 1.00%
Equifax, Inc. .................................................... 5,915 1,065,152 1.05%
Fastenal Co. ................................................... 22,335 1,036,355 1.03%
Rollins, Inc. .................................................... 18,815 1,004,886 1.00%
Westinghouse Air Brake Technologies Corp. .......................... 4,082 1,020,140 1.01%
WW Grainger, Inc. ............................................... 941 1,026,541 1.02%
6,162,405
Information Technology
Accenture PLC, Class A .......................................... 5,180 1,027,236 1.02%
Apple, Inc. ..................................................... 3,984 1,011,195 1.00%
Autodesk, Inc. .................................................. 4,188 1,002,670 1.00%
Cognizant Technology Solutions Corp., Class A ........................ 16,644 1,021,103 1.01%
EPAM Systems, Inc. ............................................. 7,536 1,020,414 1.01%
International Business Machines Corp. .............................. 4,167 1,010,130 1.00%
Intuit, Inc. ...................................................... 2,318 1,002,466 0.99%
Tyler Technologies, Inc. ........................................... 2,964 1,014,810 1.01%
8,110,024
Materials
Corteva, Inc. ................................................... 12,443 1,041,574 1.03%
Freeport-McMoRan, Inc. .......................................... 17,752 1,043,458 1.04%
International Flavors & Fragrances, Inc. .............................. 14,766 1,071,291 1.06%
Southern Copper Corp. ........................................... 6,271 1,079,011 1.07%
4,235,334
Real Estate
Digital Realty Trust, Inc. .......................................... 5,739 1,034,192 1.03%
Equinix, Inc. .................................................... 1,040 1,018,959 1.01%
Welltower, Inc. .................................................. 5,100 1,008,238 1.00%
Weyerhaeuser Co. .............................................. 42,593 1,040,536 1.03%
4,101,925

Simplify High Yield ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)

Shares Market Value % of basket
Common Stocks (continued)
Utilities
Edison International ............................................. 14,066 $ 1,029,354 1.02%
NextEra Energy, Inc. ............................................. 10,943 1,016,417 1.01%
2,045,771
Other Components ............................................. 284,269 49,664,818 49.26%
Total ....................................................................... $ 100,821,499 100.00%
* The following table shows the top 50 positions and related Market Value of the securities within the TRSUB0005 basket.
Shares Market Value % of basket
Common Stocks
Communication Services
Comcast Corp., Class A .......................................... (34,853) $ (1,000,622) 1.15%
IAC, Inc. ....................................................... (22,154) (886,840) 1.02%
Iridium Communications, Inc. ...................................... (32,038) (888,745) 1.02%
Sirius XM Holdings, Inc. .......................................... (38,443) (887,269) 1.02%
ZoomInfo Technologies, Inc. ....................................... (149,494) (893,973) 1.03%
(4,557,449)
Consumer Discretionary
AutoNation, Inc. ................................................. (4,532) (884,971) 1.02%
Churchill Downs, Inc. ............................................ (9,861) (885,808) 1.02%
Ford Motor Co. ................................................. (78,538) (906,329) 1.04%
Penn Entertainment, Inc. .......................................... (59,405) (892,857) 1.03%
PVH Corp. ..................................................... (13,060) (911,045) 1.05%
RH ........................................................... (6,675) (933,281) 1.07%
(5,414,291)
Consumer Staples
Campbell Soup Co. .............................................. (41,411) (922,212) 1.06%
Conagra Brands, Inc. ............................................ (55,969) (879,827) 1.01%
Darling Ingredients, Inc. .......................................... (14,800) (915,386) 1.05%
Dollar General Corp. ............................................. (7,648) (908,103) 1.04%
Kraft Heinz Co. (The) ............................................ (41,612) (935,853) 1.08%
Molson Coors Beverage Co., Class B ............................... (21,147) (910,602) 1.05%
Post Holdings, Inc. .............................................. (8,952) (885,014) 1.02%
Primo Brands Corp. .............................................. (46,439) (874,451) 1.01%
(7,231,448)
Health Care
Acadia Healthcare Co, Inc. ........................................ (37,884) (886,109) 1.02%
Apellis Pharmaceuticals, Inc. ...................................... (49,889) (2,007,040) 2.31%
Avantor, Inc. ................................................... (111,202) (871,822) 1.00%
Perrigo Co. PLC ................................................ (89,169) (957,676) 1.10%
Sarepta Therapeutics, Inc. ........................................ (48,813) (1,062,162) 1.22%
Sotera Health Co. ............................................... (62,132) (890,966) 1.03%
Teleflex, Inc. ................................................... (8,067) (964,861) 1.11%
Ultragenyx Pharmaceutical, Inc. .................................... (46,464) (973,428) 1.12%
(8,614,064)
Industrials
Clarivate PLC .................................................. (348,012) (880,471) 1.01%
CNH Industrial NV ............................................... (80,036) (880,400) 1.01%
Concentrix Corp ................................................ (32,462) (888,156) 1.02%

Simplify High Yield ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)

Shares Market Value % of basket
Common Stocks (continued)
Industrials (continued)
ManpowerGroup, Inc. ............................................ (30,843) $ (908,630) 1.05%
(3,557,657)
Information Technology
DXC Technology Co. ............................................. (73,975) (929,866) 1.07%
HP, Inc. ....................................................... (46,879) (900,541) 1.04%
Kyndryl Holdings, Inc. ............................................ (69,546) (912,445) 1.05%
Super Micro Computer, Inc. ....................................... (39,413) (897,437) 1.03%
Unity Software, Inc. .............................................. (47,386) (1,039,659) 1.19%
(4,679,948)
Materials
Alcoa Corp. .................................................... (15,166) (1,005,939) 1.16%
Ashland, Inc. ................................................... (16,918) (940,795) 1.08%
Bath & Body Works, Inc. .......................................... (47,596) (888,624) 1.02%
Celanese Corp., Class A .......................................... (14,138) (929,856) 1.07%
Cleveland-Cliffs, Inc. ............................................. (103,440) (874,072) 1.01%
Eastman Chemical Co. ........................................... (12,289) (937,869) 1.08%
FMC Corp. ..................................................... (57,963) (998,121) 1.15%
Graphic Packaging Holding Co. .................................... (95,723) (951,484) 1.09%
H&R Block, Inc. ................................................. (27,765) (881,246) 1.01%
Huntsman Corp. ................................................ (75,337) (1,002,729) 1.15%
Mosaic Co (The) ................................................ (34,573) (881,622) 1.01%
Olin Corp. ..................................................... (31,156) (926,263) 1.07%
Sonoco Products Co. ............................................ (16,364) (885,117) 1.02%
Westlake Corp. ................................................. (7,534) (880,159) 1.01%
(12,983,896)
Other Components ............................................. (2,552,250) (39,914,573) 45.90%
Total ....................................................................... $ (86,953,326) 100.00%